Stockholders’ (Deficit) Equity and Stock-Based Compensation - Assumptions (Details)		3 Months Ended	12 Months Ended
	Mar. 26, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Expected dividend yield		0.00%	0.00%	0.00%
Risk-free interest rate		0.60%	0.70%	0.80%
Expected volatility		57.70%	60.40%	48.10%
Expected term (in years)		5 years 9 months 18 days	5 years 9 months 18 days	6 years
Market-based RSUs
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.50%	1.50%	1.30%
Expected volatility	90.00%	90.00%	95.00%
Expected term (in years)	4 years 4 months 24 days	4 years 7 months 6 days	4 years 9 months 18 days